Intangible Assets and Goodwill (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
UK [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Intangible assets and goodwill (in Pounds)	£ 162.0
Pre-tax discount rate	16.60%	15.70%
Germany and France [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Intangible assets and goodwill (in Pounds)	£ 64.4
Pre-tax discount rate	16.50%	22.00%
Impairment charge (in Pounds)	£ 57.9
Spain [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Intangible assets and goodwill (in Pounds)	£ 20.0
Pre-tax discount rate	16.20%	19.60%
Italy [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Intangible assets and goodwill (in Pounds)	£ 56.5
Pre-tax discount rate	17.40%
Impairment charge (in Pounds)	£ 49.7
Cazana [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Intangible assets and goodwill (in Pounds)	£ 4.0
Pre-tax discount rate	12.00%	23.30%
Impairment charge (in Pounds)	£ 4.0